RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS (Tables)	12 Months Ended
Mar. 31, 2021
Restructuring, Integration and Acquisition costs [Abstract]
Analysis of Restructuring, Integration, and Acquisition Costs [Table Text Block]

	2021	2020
Integration and acquisition costs	$6.9	$6.1
Impairment of non-financial assets	59.5	7.0
Severances and other employee related costs	42.9	2.7
Other costs	14.7	—
Total restructuring, integration and acquisition costs	$124.0	$15.8